Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of Cash Flows [Abstract]
Net Decrease in Net Assets from Operations	$ (3,927,953)
Adjustments to reconcile net loss to net cash used in operating activities:
Recognition of conversion of SAFE note liabilities to Common Shares	(25,375,657)
Net unrealized depreciation of investments	28,483,048
Purchases of investments	(39,778,832)
Return of capital from investments	13,310,000
Net unrealized appreciation on SAFE note liabilities	(677,092)
Net unrealized appreciation on warrants	(1,441,461)
Changes in operating assets and liabilities:
Increase in interest receivable	(184,250)
Decrease in deferred offering cost payable to Organizer	144,340
Increase in Due to Organzier	204,749
Increase in professional fees payable	40,251
Increase in fund administration fee payable	169,458
Increase in other fees payable	32,653
Decrease in investment fee payable	(390,028)
Decrease in management fee payable	(933,731)
Increase in payable to Shareholder	75,000
Decrease in payable for investments purchased	(6,998,590)
Net cash used in operating activities	(37,248,095)
Cash Flows from Financing Activities
Proceeds from issuance of SAFE notes	2,398,502
Proceeds from issuance of warrants	106,528
Net cash provided by financing activities	2,505,030
Net Decrease in cash	(34,743,066)
Cash, beginning of period	46,768,865
Cash, end of period	12,025,800
Non-cash financing activities
SAFE notes conversion to common stock	64,697,000
Total non-cash financing activities	$ 64,697,000